Inventory (Details - Inventory) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 304,967	$ 337,085
Less: Inventory reserve	(205,154)	(211,014)
Inventories	$ 99,813	$ 126,071